Provisions, contingent liabilities and other liabilities - Movement of the provision for closure of mining units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions and contingent liabilities
Disbursements		$ (16,508)
Classification by maturity
Current portion	$ 81,039	51,816
Non-current portion	232,288	249,596
Closure Of Mining Units Exploration Projects [Member]
Provisions and contingent liabilities
Beginning balance	277,689	252,305
Continuing mining units, note 11(a)	(3,272)	31,500
Discontinued mining units, note 1(e)	3,021	58
Exploration projects, note 28(a)	2,030	642
Continuing mining units, note 29(a)	5,522	6,424
Discontinued mining units, note 1(e)	25	176
Exploration projects, note 29(a)	76	248
Sale of mining unit		(5,093)
Disbursements	(13,104)	(8,571)
Ending balance	271,987	277,689	$ 252,305
Classification by maturity
Current portion	54,013	32,462
Non-current portion	217,974	245,227
Provision for closure of mining units and exploration projects	271,987	277,689	252,305
Minera Yanacocha SRL and subsidiary [Member]
Provisions and contingent liabilities
Beginning balance	1,738,428	1,608,380	1,294,464
Additions (reversals) in estimates	815,123	120,655	301,096
Payments	(71,247)	(22,656)	(23,889)
Unwinding of discount, note 22	33,610	32,049	36,709
Ending balance	2,515,914	1,738,428	1,608,380
Classification by maturity
Current portion	135,317	92,706	39,156
Non-current portion	2,380,597	1,645,722	1,569,224
Provision for closure of mining units and exploration projects	$ 2,515,914	$ 1,738,428	$ 1,608,380